Exploration and evaluation (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements Line Items
Impairment	$ 0	$ 42,668
Impairment charge, net of income taxes		$ 34,600